CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)		12 Months Ended
	Oct. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Cash proceeds under convertible promissory notes				$ 980,000
Convertible debt				15,064
Convertible promissory note	$ 897,113			$ 20,000
Debt accrued interest percentage				15.00%
Accretion expense			$ 719,462
Interest accrued			10,812
Notes payable